Other Current Liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Other Current Liabilities [Abstract]
Other current liabilities
21	Other current liabilities

The components of other current liabilities were as follows:

(In USD)

As at	September 30, 2024	March 31, 2024
Payable to renters	$558,424	$576,052
Statutory dues payable	1,494,235	1,550,688
Capital creditors	5,907	5,936
Employee benefit expenses payable	340,138	320,360
Other liabilities*	366,597	330,582
Other current liabilities	$2,765,301	$2,783,618

*	Pertains to payables in relation to operating leases. During the year ended March 31, 2024, security deposit amounting to $35,994 has been adjusted against outstanding balance with Siddharth Assets (lessor) in relation to the Golden Enclave property lease. During the six months ended September 30, 2024, security deposit amounting to $47,754 has been adjusted against outstanding balance with Economic Transport Organisation Private Limited (lessor) in relation to the Golden Enclave property lease.

21	Other current liabilities

The components of other current liabilities were as follows:

(In USD)

As at	March 31, 2024	March 31, 2023

Payable to renters	$576,052	$647,283
Statutory dues payable	1,550,688	1,583,639
Capital creditors	5,936	88,484
Employee benefit expenses payable	320,360	379,167
Other liabilities	330,582	234,459
Other current liabilities	2,783,618	2,933,032